Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Apr. 30, 2021		Jan. 31, 2021		Oct. 31, 2020
Assets:
Precious metals		$ 553		$ 1,107		$ 1,181
Trading assets
Loans		6,532		7,903		8,352
Securities		137,116		133,197		108,331
Other		599		668		1,156
Derivative financial instruments
Derivative Financial Assets		40,573		46,269		45,065
Liabilities:
Deposits		756,661		768,993		750,838
Financial liabilities designated at fair value through profit or loss		20,406		20,260		18,899
Obligations related to securities sold short		41,768		40,119		31,902
Derivative financial instruments
Derivative Financial Liabilities		39,868		41,296		42,247
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	553		1,107		1,181
Trading assets
Assets	[1]	144,800		142,875		119,020
Investment securities
Investment securities		63,182	[2]	71,523	[2]	79,745	[3]
Derivative financial instruments
Derivative Financial Assets		40,573		46,269		45,065
Liabilities:
Deposits	[4]	135		118		73
Financial liabilities designated at fair value through profit or loss		20,406		20,260		18,899
Obligations related to securities sold short		41,768		40,119		31,902
Derivative financial instruments
Derivative Financial Liabilities		39,868		41,296		42,247
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans	[1]	6,532		7,903		8,352
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	15,128		12,551		13,036
Investment securities
Investment securities		11,978	[2]	14,634	[2]	16,828	[3]
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	10,313		10,265		9,320
Investment securities
Investment securities		9,746	[2]	13,689	[2]	17,547	[3]
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	10,754		8,384		5,182
Investment securities
Investment securities		10,075	[2]	10,069	[2]	13,229	[3]
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	12,133		14,375		12,645
Investment securities
Investment securities		27,000	[2]	28,860	[2]	27,922	[3]
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	11,467		11,294		10,588
Investment securities
Investment securities		1,111	[2]	1,032	[2]	1,138	[3]
Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities	[1]	164		141		121
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[1]	77,157		76,187		57,439
Investment securities
Investment securities		3,272	[2]	3,239	[2]	3,081	[3]
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[1],[5]	599		668		1,156
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		14,524		19,412		21,017
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		17,765		19,277		17,943
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,255		3,363		2,948
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		186		239		480
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4,843		3,978		2,677
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		13,668		16,048		16,954
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		18,073		18,515		19,511
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,975		2,974		2,734
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		37		46		53
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		4,115		3,713		2,995
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets	[1]	108,855		104,664		81,921
Investment securities
Investment securities		22,924	[2]	26,141	[2]	30,071	[3]
Derivative financial instruments
Derivative Financial Assets		93		98		290
Liabilities:
Obligations related to securities sold short		34,414		32,896		25,584
Derivative financial instruments
Derivative Financial Liabilities		260		340		599
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	11,136		8,482		9,154
Investment securities
Investment securities		984	[2]	1,600	[2]	1,728	[3]
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Investment securities
Investment securities		102	[2]	94	[2]	93	[3]
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	10,754		8,384		5,182
Investment securities
Investment securities		7,068	[2]	8,181	[2]	11,930	[3]
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	9,153		11,559		9,230
Investment securities
Investment securities		12,422	[2]	13,976	[2]	14,101	[3]
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Investment securities
Investment securities		293	[2]	209	[2]	265	[3]
Level 1 [member] | Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities	[1]	164		141		121
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[1]	77,049		75,430		57,078
Investment securities
Investment securities		2,055	[2]	2,081	[2]	1,954	[3]
Level 1 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[1],[5]	599		668		1,156
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		93		98		290
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		260		340		599
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	553		1,107		1,181
Trading assets
Assets	[1]	35,869		38,191		37,081
Investment securities
Investment securities		39,189	[2]	44,377	[2]	48,764	[3]
Derivative financial instruments
Derivative Financial Assets		40,467		46,168		44,768
Liabilities:
Deposits	[4]	135		118		73
Financial liabilities designated at fair value through profit or loss		20,290		20,260		18,899
Obligations related to securities sold short		7,354		7,223		6,318
Derivative financial instruments
Derivative Financial Liabilities		39,533		40,902		41,629
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans	[1]	6,532		7,903		8,352
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	3,992		4,069		3,882
Investment securities
Investment securities		10,994	[2]	13,034	[2]	15,100	[3]
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	10,313		10,265		9,320
Investment securities
Investment securities		9,644	[2]	13,595	[2]	17,454	[3]
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Investment securities
Investment securities		3,007	[2]	1,888	[2]	1,299	[3]
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	2,980		2,816		3,415
Investment securities
Investment securities		14,556	[2]	14,860	[2]	13,798	[3]
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	11,463		11,274		10,570
Investment securities
Investment securities		792	[2]	796	[2]	850	[3]
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[1]	36		757		361
Investment securities
Investment securities		196	[2]	204	[2]	263	[3]
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		14,522		19,411		21,013
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		17,765		19,277		17,943
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,151		3,263		2,655
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		186		239		480
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4,843		3,978		2,677
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		13,595		16,000		16,937
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		18,073		18,515		19,511
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,713		2,628		2,133
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		37		46		53
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		4,115		3,713		2,995
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets	[1]	76		20		18
Investment securities
Investment securities		1,069	[2]	1,005	[2]	910	[3]
Derivative financial instruments
Derivative Financial Assets		13		3		7
Liabilities:
Financial liabilities designated at fair value through profit or loss		116
Derivative financial instruments
Derivative Financial Liabilities		75		54		19
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Investment securities
Investment securities		22	[2]	24	[2]	23	[3]
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	4		20		18
Investment securities
Investment securities		26	[2]	27	[2]	23	[3]
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[1]	72
Investment securities
Investment securities		1,021	[2]	954	[2]	864	[3]
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2		1		4
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		11		2		3
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		73		48		17
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 2		$ 6		$ 2

[1]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
[2]	Excludes debt investment securities measured at amortized cost of $21,925 (January 31, 2021 – $27,713).
[3]	Excludes debt investment securities measured at amortized cost of $31,644.
[4]	These amounts represent embedded derivatives bifurcated from structured notes.
[5]	Represents energy related assets.